STOCKHOLDERS' EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Stockholders' Equity Note [Abstract]
STOCKHOLDERS' EQUITY

NOTE 7 – STOCKHOLDERS’ EQUITY

The Company is authorized to issue up to 200,000,000 shares of common stock at par value $0.001 per share and 10,000,000 shares of preferred stock at a par value of $0.001 per share.

During the three months ended March 31, 2019, the Company completed its initial public offering in which the Company sold 1,020,820 shares of its common stock for gross proceeds of $8,166,560 (net proceeds of $7,251,142).

During the three months ended March 31, 2018, to complete a series of funding provided for in the Company’s joint development agreement dated September 3, 2016, the Company received $900,000 in cash from Luminus in exchange for 400,000 shares of the Company’s common stock. Luminus is owned by a significant shareholder of the Company.

On May 16, 2018, the Company entered into a consulting agreement with Pacific Seaboard Investments Ltd. (“Pacific Seaboard”) for corporate governance, compliance services regarding the filing of a listing application and assist with activities related to its initial public offering. The term of the consulting agreement is from April 24, 2018 to May 1, 2021. In consideration of the consultant’s services, the Company agreed to issue 600,000 shares of its restricted common stock, of which 200,000 shares were to be issued on May 16, 2018, 200,000 shares shall be locked up for six months after the effective date of the Company’s registration statement and 200,000 shares shall be locked up for 10 months after the date of the Company’s offering. Pursuant to this agreement, the Company recorded $4,626,000 as common stock issuable as of March 31, 2019 and December 31, 2018 for the 600,000 shares of common stock to be issued.

As of March 31, 2019 and December 31, 2018, the Company recorded common stock issuable of $50,000 for 33,335 common shares related to a legal settlement valued at approximately $1.50 per share (see Note 6).

Stock options

A summary of stock option activity is presented in the table below for the three months ended March 31, 2019:

	Number of Shares	Weighted- average Exercise Price	Weighted-average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at December 31, 2018	1,632,000	$7.80	9.07	$-
Granted	-	-	-	-
Exercised	-	-	-	-
Expired/Forfeited	-	-	-	-
Outstanding at March 31, 2019	1,632,000	$7.80	8.82	$-
Exercisable at March 31, 2019	994,000	$7.80	8.79	$-

During the three months ended March 31, 2019 and 2018, the Company recognized stock-based compensation expense of $974,699 and $2,461,429, respectively, related to stock options. As of March 31, 2019, there was approximately $4,067,375 of total unrecognized compensation cost related to non-vested stock options which is expected to be recognized over a weighted-average period of approximately 1.31 years.

Warrants

In connection with the Company’s initial public offering in February 2019, the Company issued warrants to the placement agents to purchase 40,982 shares of the Company’s common stock at an exercise price of $9.60 per common share, which warrants are exercisable until December 19, 2023. The fair value of these warrants was valued at $247,452 based on the Black-Scholes Option Pricing Model, and accounted for as an offering cost in equity. The assumptions used for these warrants consist of an exercise price of $9.60 per share, expected dividends of 0%, expected volatility of 106.85%, a risk free rate of 2.51% an expected life of 4.9 years.

In October 2017, in connection with the Xencor License Agreement, the Company issued fully vested warrants to purchase an additional number of shares of common stock equal to 10% of the fully diluted Company shares immediately following such purchase. See Note 4.

On June 30, 2017, the Company issued fully vested warrants to purchase 31,667 shares of the Company’s common stock to a third party in conjunction with the common stock sold for cash. The warrants have a $1.50 exercise price and expire on June 30, 2020.

NOTE 7 – STOCKHOLDERS’ EQUITY

The Company is authorized to issue up to 200,000,000 shares of common stock at par value $0.001 per share and 10,000,000 shares of preferred stock at a par value of $0.001 per share.

During the year ended December 31, 2018, to complete a series of funding provided for in the Company’s joint development agreement dated September 3, 2016, the Company received $900,000 in cash from Luminus in exchange for 400,000 shares of the Company’s common stock. Luminus is owned by a significant shareholder of the Company.

On May 16, 2018, the Company entered into a consulting agreement with Pacific Seaboard Investments Ltd. for corporate governance, compliance services regarding the filing of a listing application and assist with activities related to its initial public offering. The term of the consulting agreement is from April 24, 2018 to May 1, 2021. In consideration of the consultant’s services, the Company agreed to issue 600,000 shares of its restricted common stock, of which 200,000 shares were to be issued on May 16, 2018, 200,000 shares shall be locked up for six months after the effective date of the Company’s registration statement and 200,000 shares shall be locked up for 10 months after the date of the Company’s offering. Pursuant to this agreement, the Company recorded $4,626,000 of stock-based compensation expense during the year ended December 31, 2018 for the 600,000 shares of common stock to be issued.

During the year ended December 31, 2017, the Company issued 1,393,335 shares of the Company’s common stock for cash proceeds of $2,056,000 valued at approximately $1.50 per share.

During the year ended December 31, 2017, the Company issued 233,345 shares of its common stock for the conversion of the full value of the Company’s outstanding convertible debt (converted at no interest) of $350,000 valued at approximately $1.50 per share.

As of December 31, 2018 and 2017, the Company recorded common stock issuable of $50,000 for 33,335 common shares related to a legal settlement valued at approximately $1.50 per share (see Note 6).

During 2017, in connection with the Xencor License Agreement, the Company entered into a stock issuance agreement with Xencor pursuant to which it issued Xencor 1,585,000 shares of its common stock valued in total at $12,221,000 (see Note 4).

On October 3, 2017, the Company entered into an Assignment and Assumption Agreement with Immune Ventures. Pursuant to the Assignment and Assumption Agreement, Immune Ventures assigned all of its rights, obligations and liabilities under the Exclusive License Agreement between the University of Pittsburgh – Of the Commonwealth System of Higher Education and Immune Ventures. Pursuant to the Assignment and Assumption Agreement, the Company agreed to convert the amount Immune Ventures paid of $162,634 into shares of the Company’s common stock at $7.71 per share, based on the per share value of the shares issued to Xencor, for 21,094 shares for the reimbursement of amounts paid by the Assignor to the University of Pittsburgh, which the Company recorded as stock-based compensation within research and development expense. These shares were issued on December 31, 2017.

Stock options

During the year ended December 31, 2018, the CEO and CFO were each granted an option to purchase 400,000 shares of the Company’s common stock with a $7.80 exercise price. One-third of the options vested on January 1, 2018 and the remainder shall vest on a monthly basis over a 24-month term. The grant date fair value of these stock options was $5,115,693 based on the Black-Scholes Option Pricing model.

During the year ended December 31, 2018, a board member was granted 400,000 shares of the Company’s common stock with a $7.80 exercise price. These options vest over a 24-month term. The grant date fair value of these stock options was $2,557,847 based on the Black-Scholes Option Pricing model.

During April 2018, the Company granted options to purchase 108,000 shares of the Company’s common stock to each of four Board members, of which 3,000 options shall vest monthly per grant. The options have a 10-year term and a $7.80 per share exercise price and vest over a 36-month term. The grant date fair value of these stock options was $2,743,894 based on the Black-Scholes Option Pricing model.

A summary of stock option activity is presented in the table below:

	Number of Shares	Weighted- average Exercise Price	Weighted-average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at December 31, 2017	-	$-	-	$-
Granted	1,632,000	7.80	10.0	-
Exercised	-	-	-	-
Expired/Forfeited	-	-	-	-
Outstanding at December 31, 2018	1,632,000	$7.80	9.07	$-
Exercisable at December 31, 2018	841,333	$7.80	9.03	$-

During the year ended December 31, 2018, the 1,632,000 options that were granted had a weighted average grant-date fair value of $6.37 per share. During the year ended December 31, 2018, the Company recognized stock-based compensation expense of $5,375,359 related to stock options. As of December 31, 2018, there was approximately $5,042,075 of total unrecognized compensation cost related to non-vested stock options which is expected to be recognized over a weighted-average period of approximately 1.51 years.

The fair values of the options granted during the year ended December 31, 2018 were estimated at the date of grant using the Black-Scholes option-pricing model with the following assumptions:

Market value of common stock on grant date	$7.71
Risk free interest rate (1)	2.40% - 2.56%
Dividend yield	None
Volatility factor (2)	262%-267%
Weighted average expected life in years (3)	5.75
Expected forfeiture rate	0%

(1)	The risk-free interest rate was determined by management using the U.S. Treasury zero-coupon yield over the contractual term of the option on date of grant.

(2)	Due to a lack of stock volatility history, the Company uses peer companies to estimate the volatility factor.

(3)	Due to a lack of stock option exercise history, the Company uses the simplified method under SAB 107 to estimate expected term.

Warrants

On June 30, 2017, the Company issued fully vested warrants to purchase 31,667 shares of the Company’s common stock to a third party in conjunction with the common stock sold for cash, with an exercise price of $1.50, maturity date of June 30, 2022, and fair value of $36,922 using the Black-Scholes option-pricing model, which were recorded as stock-based compensation. The assumptions used for these warrants consisted of an exercise price of $1.50, expected dividends of 0%, expected volatility of 106.55%, a risk free rate of 1.89% an expected life of 5 years.

In connection with the Xencor License Agreement, the Company issued fully vested warrants to purchase an additional number of shares of common stock equal to 10% of the fully diluted Company shares immediately following such purchase. The fair value of these warrants was valued at $4,193,000 based on the Black-Scholes Option Pricing Model. The assumptions used for these warrants consist of an exercise price of $10,000,000, expected dividends of 0%, expected volatility of 84.9%, a risk free rate of 2.04% an expected life of 6 years.